Other related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Other related party transactions
Other related party transactions
	For the years ended December 31,
	2024	2023	2022
Legal Fees	$164,373	$129,600	$92,308
Interest Expense1.	$441,986	$107,792	$-
Board of director fees	$182,500	$158,199	$185,000
Management Compensation	$436526	$389,451	$544,929